Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2017
Registrant Name	USA MUTUALS
Central Index Key	0001137095
Amendment Flag	false
Document Creation Date	Oct. 02, 2017
Document Effective Date	Oct. 13, 2017
Prospectus Date	Oct. 13, 2017
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Institutional Class Shares
Prospectus:
Trading Symbol	UNAVX
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Class Z Shares
Prospectus:
Trading Symbol	ZNAVX